6. Goodwill and Intangible Assets (Details - Intangibles) (Sept 2020 Note) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite intangible assets, gross	$ 2,734,721	$ 3,863,859	$ 3,863,859
Accumulated amortization	(1,527,248)	(1,979,283)	(1,979,283)
Finite intangible assets, net	1,207,473	1,497,660	1,884,576
Indefinite lived intangible asset		8,319,454	8,319,454
Total intangible assets, gross	7,190,316	7,190,316
Total intangible assets	5,663,068	5,953,255	6,340,171
Trade Names [Member]
Indefinite lived intangible asset	4,455,595	4,455,595	4,455,595
Customer Relationships [Member]
Finite intangible assets, gross	1,600,286	1,600,286	1,600,286
Accumulated amortization	(676,421)	(556,400)	(396,371)
Finite intangible assets, net	$ 923,865	$ 1,043,886	1,203,915
Amortization period	10 years	10 years
NetSpective Webfiltering Software [Member]
Finite intangible assets, gross	$ 1,134,435	$ 1,134,435	1,134,435
Accumulated amortization	(850,826)	(680,661)	(453,774)
Finite intangible assets, net	$ 283,609	$ 453,774	$ 680,661
Amortization period	5 years	5 years